Segments (Details) - Schedule of segment of the continuing operations - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 164,392,555	$ 133,134,633	$ 117,327,689
Cost of goods	127,873,515	103,890,824	91,801,259
Gross profit	36,519,040	29,243,809	25,526,430
Selling expenses	30,876,959	26,954,914	23,793,603
General and administrative expenses	8,187,176	10,897,629	8,108,377
Impairment of long-lived assets	148,795	228,506	628,192
Loss from operations	(2,693,890)	(8,837,240)	(7,003,742)
Depreciation and amortization	1,256,491	1,750,890	2,082,817
Total capital expenditures	299,473	392,788	1,409,646
Retail drugstores [Member]
Segment Reporting Information [Line Items]
Revenue	84,228,492	76,098,975	74,081,237
Cost of goods	57,290,850	53,093,226	53,244,302
Gross profit	26,937,642	23,005,749	20,836,935
Selling expenses	25,186,258	21,975,048	19,434,860
General and administrative expenses	6,736,566	9,088,152	5,505,303
Impairment of long-lived assets			628,192
Loss from operations	(4,985,182)	(8,057,451)	(4,731,420)
Depreciation and amortization	1,234,419	1,709,049	2,042,951
Total capital expenditures	296,562	392,788	1,406,470
Online Pharmacy [Member]
Segment Reporting Information [Line Items]
Revenue	30,219,364	22,485,919	13,541,215
Cost of goods	26,621,314	20,146,730	12,106,510
Gross profit	3,598,050	2,339,189	1,434,705
Selling expenses	3,972,465	2,770,997	2,148,709
General and administrative expenses	285,062	288,890	243,283
Impairment of long-lived assets
Loss from operations	(659,477)	(720,698)	(957,287)
Depreciation and amortization
Total capital expenditures
Drug Wholesale [Member]
Segment Reporting Information [Line Items]
Revenue	49,944,699	34,549,739	29,705,237
Cost of goods	43,961,351	30,650,868	26,450,447
Gross profit	5,983,348	3,898,871	3,254,790
Selling expenses	1,718,236	2,208,869	2,210,034
General and administrative expenses	1,136,092	1,487,303	2,359,791
Impairment of long-lived assets
Loss from operations	3,129,020	202,699	(1,315,035)
Depreciation and amortization	22,072	41,841	39,866
Total capital expenditures	2,911		3,176
Herb Farming [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of goods
Gross profit
Selling expenses
General and administrative expenses	29,456	33,284
Impairment of long-lived assets	148,795	228,506
Loss from operations	(178,251)	(261,790)
Depreciation and amortization
Total capital expenditures